Share-Based Compensation - Non-Vested RSUs and PSUs (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Settled Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (in shares)	1,568,395	0
Granted (in shares)	919,084	1,338,880
Vested (in shares)	(680,089)	0
Forfeited (in shares)	(75,859)	(5,177)
Re-issuance due to modifications (in usd per share)		234,692
Ending balance (in shares)	1,731,531	1,568,395
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning balance (usd per share)	$ 32.77	$ 26.09	$ 0
Granted (usd per share)	38.71	26.57
Vested (usd per share)	26.93	0
Forfeited (usd per share)	28.48	26.41
Re-issuance due to modifications (in usd per share)		(26.41)
Ending balance (usd per share)	$ 32.77	$ 26.09
Cash Settled Performance Stock Units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (in shares)	1,519,122	0
Granted (in shares)	217,270	219,139
Vested (in shares)	(525,143)	0
Forfeited (in shares)	(81,196)	(3,087)
Re-issuance due to modifications (in usd per share)		1,303,070
Ending balance (in shares)	1,130,053	1,519,122
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning balance (usd per share)	$ 28.67	$ 26.56	$ 0
Granted (usd per share)	37.81	27.44
Vested (usd per share)	26.63	0
Forfeited (usd per share)	26.76	26.41
Re-issuance due to modifications (in usd per share)		(26.41)
Ending balance (usd per share)	$ 28.67	$ 26.56